Investments in Unconsolidated Affiliates, Variable Interest Entities, and Divestitures - Summarized financial information (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross Profit	$ 1,118			$ 1,505			$ 3,771	$ 6,605	$ 7,814	$ 10,837
Net loss	$ (7,989)	$ (3,991)	$ (2,797)	$ (9,220)	$ 161	$ (6,345)	$ (14,777)	$ (15,404)	(22,560)	$ (22,237)
IM Topco, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues									12,119
Gross Profit									12,119
(Loss) income from continuing operations									(1,036)
Net loss									$ (1,036)